Right of Use Assets - Summary of Closing Balances of Right of Use Assets and Depreciation and Amortization Expenses (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	₺ 1,783,096	₺ 1,649,602
Depreciation and amortization charge for the year	(1,093,547)	(925,979)
Ending balance	2,380,174	1,783,096
Tangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,379,666	1,317,217
Depreciation and amortization charge for the year	(1,029,161)	(871,057)
Ending balance	1,978,525	1,379,666
Site rent [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,082,193	1,021,638
Depreciation and amortization charge for the year	(576,941)	(506,386)
Ending balance	1,182,847	1,082,193
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	96,073	135,158
Depreciation and amortization charge for the year	(42,097)	(54,605)
Ending balance	229,240	96,073
Network equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	69,036	50,538
Depreciation and amortization charge for the year	(275,038)	(150,282)
Ending balance	218,104	69,036
Other tangible assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	132,364	109,883
Depreciation and amortization charge for the year	(135,085)	(159,784)
Ending balance	348,334	132,364
Intangible [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	403,430	332,385
Depreciation and amortization charge for the year	(64,386)	(54,922)
Ending balance	401,649	403,430
Rights of way [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	22,984	8,643
Depreciation and amortization charge for the year	(18,657)	(8,849)
Ending balance	24,956	22,984
License [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	380,446	323,742
Depreciation and amortization charge for the year	(45,729)	(46,073)
Ending balance	₺ 376,693	₺ 380,446